Commitments and Contingencies - Summary of Minimum Future Non-Cancelable Annual Operating Lease Obligations (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 6,396
2020	8,733
2021	8,011
2022	7,959
2023	8,186
Thereafter	52,425
Total	$ 91,710